Jan. 31, 2025
MassMutual Inflation-Protected and Income Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 96 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Admini- strative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.15%	0.25%	0.35%	0.45%	0.35%	0.40%	0.35%	0.25%
Total Annual Fund Operating Expenses	0.53%	0.63%	0.73%	0.83%	0.98%	1.03%	1.23%	0.63%
Expense Reimbursement	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.49%	0.59%	0.69%	0.79%	0.94%	0.99%	1.19%	0.59%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$50	$166	$292	$661
Class R5	$60	$198	$347	$783
Service Class	$70	$229	$402	$903
Administrative Class	$81	$261	$457	$1,022
Class R4	$96	$308	$538	$1,198
Class A	$522	$735	$966	$1,627
Class R3	$121	$386	$672	$1,485
Class Y	$60	$198	$347	$783

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. Inflation-indexed bonds are instruments indexed or otherwise linked to general measures of inflation because their principal is typically adjusted to reflect general movements of inflation in the country of issue. The Fund may invest in securities of any maturity. The Fund may invest in inflation-indexed bonds issued by the U.S. and non-U.S. governments or their agencies or instrumentalities, by government-sponsored enterprises, or by corporations. The Fund expects to enter into total return swaps based on one or more inflation indexes or on inflation-indexed bonds or other inflation derivatives, as a substitute for purchasing certain inflation-indexed bonds or otherwise to adjust the inflation-sensitivity of the portfolio. Use of total return swaps will create leverage in the Fund.
The Fund may also invest in other income-producing securities of any kind (including, but not limited to, corporate bonds and notes, Rule 144A securities, U.S. and non-U.S. government and agency or instrumentality bonds, money market instruments, and mortgage-related and asset-backed securities, including collateralized bond and loan obligations). The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.
The Fund may invest in other investment companies, including investment companies that are advised by the Fund’s investment adviser, subadviser, sub-subadviser, or its affiliates, or by unaffiliated parties.
The Fund generally intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”)). The Fund will invest primarily in assets rated investment grade at the time of purchase (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by Barings or BIIL) but not in assets rated below Ba3 by Moody’s, below BB- by Standard & Poor’s and the equivalent by any NRSRO. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings or BIIL considers that doing so would be consistent with the Fund’s investment objective. The Fund invests in a portfolio of securities that Barings or BIIL expects to provide an attractive rate of real return. Barings or BIIL defines “real return” as the portfolio’s total return (before expenses) less the estimated rate of inflation, measured using the Consumer Price Index for All Urban Consumers (the “CPI-U”).
In addition to the total return swaps and other derivatives referred to above, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative transactions, including, but not limited to, total return swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), credit default swaps (for hedging purposes or as a substitute for direct investments), and futures contracts, foreign currency futures and forward contracts, including derivatives thereof (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments or to gain market exposure). The Fund may also enter into forward commitment transactions. The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. The use of such techniques may have the effect of creating investment leverage in the Fund.
In selecting investments for the Fund, Barings or BIIL seeks to construct a portfolio of inflation-indexed and other income-producing securities and other financial instruments, including derivatives, designed to meet the real return objective of the Fund. Barings or BIIL may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	2Q ’20,	6.20%	Lowest Quarter:	2Q ’22,	–6.55%

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	2.62%	2.10%	2.40%
	Return After Taxes on Distributions	0.92%	0.23%	0.96%
	Return After Taxes on Distributions and sales of Fund Shares	1.54%	0.85%	1.23%
Class I	Return Before Taxes	2.83%	2.24%	2.51%
Service Class	Return Before Taxes	2.63%	2.02%	2.30%
Administrative Class	Return Before Taxes	2.66%	1.94%	2.21%
		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	2.36%	1.77%	2.06%
Class A	Return Before Taxes	-2.03%	0.80%	1.51%
Class R3	Return Before Taxes	2.12%	1.53%	1.80%
Class Y	Return Before Taxes	2.73%	2.14%	2.41%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L) (reflects no deduction for fees, expenses, or taxes)		1.84%	1.87%	2.24%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.